Changes in Product Warranty Liability (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Commitments and Contingencies Disclosure [Line Items]
Balance at beginning of the fiscal year	¥ 54,940	¥ 50,856	¥ 57,922
Additional liabilities for warranties	60,073	48,610	46,686
Settlements (in cash or in kind)	(39,954)	(36,537)	(45,218)
Changes in estimate for pre-existing warranty reserve	(4,397)	(4,802)	(7,649)
Translation adjustment	(2,802)	(3,187)	(885)
Balance at end of the fiscal year	¥ 67,860	¥ 54,940	¥ 50,856